NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

A) ORGANIZATIONAL HISTORY

We were incorporated in 1980 under the laws of the State of Nevada under the name of Western Exploration, Inc. Western Exploration, Inc., a Nevada corporation, was formed on July 24, 1980. In 1990, Western Exploration, Inc. changed its name to Nugget Exploration, Inc. On November 10, 1999, a wholly-owned subsidiary of Nugget Exploration, Inc., Nugget Holdings Corporation, merged with and into GoHealthMD, Inc., a Delaware corporation. Shortly thereafter, Nugget Exploration, Inc. changed its name to GoHealthMD, Inc. a Nevada corporation.

On August 18, 2004, GoHealthMD, Inc., the Nevada Corporation, changed its name to Tree Top Industries, Inc. On July 7, 2016, Tree Top Industries, Inc. changed its name to Global Tech Industries Group, Inc. TTI Strategic Acquisitions and Equity Group, Inc. and TTII Oil & Gas, Inc, all were formed by Global Tech in the anticipation of technologies, products or services being acquired. G T International, Inc. is a wholly owned subsidiary of Global Tech Industries Group, Inc., existing as a Wyoming corporation. TTI Strategic Acquisitions is the only subsidiary with current financial activity.

B) GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss of $2,778,486 during the fiscal year ended December 31, 2020, and has an accumulated deficit of $170,403,189 on December 31, 2020. The Company also had negative working capital of $1,777,125 and $2,166,033 on December 31, 2020, and 2019, respectively, and negative cash flow from operations of $173,399 and $223,597, respectively, for the years then ended.

During 2013, the Company generated significant revenues and left the exploration stage, however, the Company did not generate significant revenues during the years ended December 31, 2020, or 2019, and its cash flows are not sufficient to support all expenses of the Company. The Company as yet still requires substantial financing. Most of the financing has been provided by David Reichman, the Chief Executive Officer and Chairman. The Company is dependent upon his ability and willingness to continue to provide the financing necessary to meet reporting and filing requirements of a public company.

For the Company to remain a going concern, it will need to continue to receive funds from equity or debt financing and secure operating revenues. There can be no assurance that the Company will continue to receive any proceeds from equity offerings or that the Company will be able to obtain the necessary funds to finance its operations. These conditions raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On March 11, 2020, the World Health Organization declared the outbreak of a coronavirus (COVID-19) a pandemic. As a result, economic uncertainties have arisen which have the potential to negatively impact the Company’s ability to raise funding from the markets. Other financial impact could occur though such potential impact is unknown at this time.